Other Non-current Assets	12 Months Ended
Dec. 31, 2020
Text Block Abstract
Other Non-current Assets
10.	OTHER NON-CURRENT ASSETS
Other
non-current
assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Convertible bond (a)	757,864	—	—
Warrant (a)	31,393	—	—
Operating lease right-of-use assets	81,055	209,339	32,083
Others	4,219	49,365	7,564

	874,531	258,704	39,647

(a)
In June 2018, the Company entered into a definitive agreement with TTP, pursuant to which the Company made an investment in TTP in the form of convertible bond, with an annual 8% compound interest rate, in an aggregate principal amount of US$100,000 in cash. The transaction was successfully consummated in June 2018. The Company was granted warrant, not the obligation to purchase an additional 8.0% convertible bond in an aggregate principal amount of US$65 million to be issued by TTP upon the Company’s request from time to time within three years after the consummation of transaction in June 2018. The conversion feature does not meet the definition of derivative and the put option (redemption right) was considered as embedded derivatives that does not meet the criteria to be bifurcated and accounted for together with the convertible bond itself. The warrant for the subscription of additional convertible bond was considered as a freestanding financial instrument and was accounted for at fair value with the change in fair value recognized in earnings. As of December 31, 2020, the convertible bond and warrant, are reclassified as prepaid expenses and other current assets in the Company’s condensed balance sheets as the convertible bond and warrant are due on June 10, 2021. The convertible bond and warrant are eliminated in the consolidated financial statements due to the acquisition of TTP by the Company.

Fair value change of the warrant was RMB11,017, RMB5,442 and RMB15,658 (US$2,400) for the years ended December 31, 2018, 2019 and 2020, respectively
.
To estimate the fair value of the warrant, Black-Scholes Option Pricing Model was used in the valuation, with the following assumptions:

	As of December 31,
	2019	2020
Risk-free interest rate	1.6%	0.14%
Exercise price	US$65,000	US$65,000
Dividend yield	0.00%	0.00%
Expected time to exercise (years)	1.4	0.44
Asset volatility	28.0%	32.0%